TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2019
TRADE ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥27,319,241	¥72,180,616	$10,511,536
Allowance for doubtful accounts	(3,065,234)	(3,645,334)	(530,863)
Total - third-parties, net	¥24,254,007	¥68,535,282	$9,980,673

	June 30,	June 30,	June 30,
	2018	2019	2019
Related Party	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥—	¥3,409,912	$496,579
Total - related-party, net	¥—	¥3,409,912	$496,579

Schedule of Movement of allowance for doubtful accounts

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Beginning balance	¥4,265,505	¥3,252,405	$473,642
Charge to (reversal of) expense	(1,013,100)	392,929	57,221
Ending balance	¥3,252,405	¥3,645,334	$530,863